General (Details) - USD ($) $ in Thousands		6 Months Ended
	Aug. 08, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
General [Abstract]
Number of ordinary shares in each ADS (in Shares)		300
Net losses		$ (3,957)	$ (4,220)
Net operating cash outflow		(4,036)	(5,045)
Cash and cash equivalents		4,719
Warrants exercised (in Shares)	857,142,900
Net of issuance costs	$ 4,474
Contract liabilities		2,071		$ 2,335
Revenue		$ 316	$ 392